UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21503

The FBR Funds

(Exact name of registrant as specified in charter)

1001 Nineteenth Street North
Arlington, VA 22209

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 703.469.1040

William Ginivan
General Counsel
FBR Capital Markets, Inc.
Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209

(Name and address of agent for service)

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

           Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

           A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS
The Trust’s schedule of investments is as follows:

The FBR Funds
 FBR Pegasus FundTM
Portfolio of Investments
July 31, 2009
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 91.5%
	Consumer Discretionary — 7.9%
11,600	American Eagle Outfitters, Inc.	$166,924
1,650	Apollo Group, Inc., Class A*	113,916
6,550	Carnival Corp.	183,335
4,500	Kohl’s Corp.*	218,475
19,600	Lowe’s Companies, Inc.	440,216
4,000	Target Corp.	174,480
3,825	The Gap, Inc.	62,424
6,000	Tiffany & Co.	178,980

		1,538,750

	Consumer Staples — 8.9%
950	Brown-Forman Corp., Class B	41,753
800	Bunge Ltd.	55,976
3,250	Campbell Soup Co.	100,848
1,475	Colgate-Palmolive Co.	106,849
1,400	Kellogg Co.	66,500
4,250	Ralcorp Holdings, Inc.*	269,918
2,950	The Coca-Cola Co.	147,028
1,200	The Hershey Co.	47,940
3,502	The J.M. Smucker Co.	175,205
1,512	The Procter & Gamble Co.	83,931
13,800	Unilever PLC ADR	363,629
4,900	Walgreen Co.	152,145
2,350	Wal-Mart Stores, Inc.	117,218

		1,728,940

	Energy — 9.1%
4,652	Apache Corp.	390,534
4,075	Cimarex Energy Co.	145,804
6,100	ConocoPhillips	266,631
800	Exxon Mobil Corp.	56,312
1,600	Newfield Exploration Co.*	62,928
1,885	Occidental Petroleum Corp.	134,476
3,600	Petro-Canada	148,932
1,830	PetroChina Company Ltd. ADR	215,483
5,000	Pioneer Natural Resources Co.	142,750
1,800	Pride International, Inc.*	45,126
1,498	Royal Dutch Shell PLC Class A ADR	78,855
4,900	Valero Energy Corp.	88,200

		1,776,031

The FBR Funds
 FBR Pegasus FundTM
Portfolio of Investments (continued)
July 31, 2009
(unaudited)

SHARES		VALUE

	Financials — 20.5%
21,300	Bank of America Corp.	$315,027
3,125	Franklin Resources, Inc.	277,125
15,300	Hudson City Bancorp, Inc.	215,118
1,900	IntercontinentalExchange, Inc.*	178,714
8,825	JPMorgan Chase & Co.	341,086
24,000	KeyCorp	138,720
6,900	Manulife Financial Corp.	167,739
7,000	MetLife, Inc.	237,650
17,600	People’s United Financial, Inc.	286,000
2,400	Prudential Financial, Inc.	106,248
4,300	SEI Investments Co.	81,270
24,500	SunTrust Banks, Inc.	477,750
11,975	T. Rowe Price Group, Inc.	559,351
2,125	The Goldman Sachs Group, Inc.	347,013
10,000	Wells Fargo & Co.	244,600

		3,973,411

	Health Care — 9.7%
2,240	Abbott Laboratories	100,778
4,775	Baxter International, Inc.	269,167
3,325	Becton, Dickinson and Co.	216,624
820	C.R. Bard, Inc.	60,327
3,000	Eli Lilly and Co.	104,670
1,900	Forest Laboratories, Inc.*	49,077
4,300	Johnson & Johnson	261,827
1,483	Life Technologies Corp.*	67,521
11,600	Merck & Company, Inc.	348,115
1,800	Novartis AG ADR	82,116
3,220	Novo Nordisk A/S ADR	188,016
3,100	Wyeth	144,305

		1,892,543

	Industrials — 9.4%
9,115	3M Co.	642,789
3,800	ABB Ltd. ADR	69,464
3,400	Burlington Northern Santa Fe Corp.	267,206
1,200	Copart, Inc.*	42,372
1,250	Cummins, Inc.	53,763
3,000	Fastenal Co.	106,710
22,900	General Electric Co.	306,860
2,600	Rockwell Automation, Inc.	107,666
4,050	Union Pacific Corp.	232,956

		1,829,786

The FBR Funds
 FBR Pegasus FundTM
Portfolio of Investments (continued)
July 31, 2009
(unaudited)

SHARES		VALUE

	Information Technology — 19.3%
2,450	Accenture Ltd., Class A	$85,922
3,600	Adobe Systems, Inc.*	116,712
2,200	Apple, Inc.*	359,458
3,700	Automatic Data Processing, Inc.	137,825
4,000	Canon, Inc. ADR	148,080
15,100	Cisco Systems, Inc.*	332,351
425	Google, Inc., Class A*	188,296
27,500	Intel Corp.	529,375
2,200	International Business Machines Corp.	259,446
1,060	Kyocera Corp. ADR	84,980
10,000	Maxim Integrated Products, Inc.	177,200
2,000	MEMC Electronic Materials, Inc.*	35,240
13,050	Microsoft Corp.	306,936
16,100	Oracle Corp.	356,293
2,900	Research in Motion Ltd.*	220,400
5,800	SAP AG ADR	274,050
10,400	Total System Services, Inc.	152,672

		3,765,236

	Materials — 5.2%
6,000	BHP Billiton Ltd. ADR	377,760
4,050	Freeport-McMoRan Copper & Gold, Inc.*	244,215
7,400	Teck Resources Ltd., Class B*	194,546
4,900	United States Steel Corp.	194,775

		1,011,296

	Telecommunication Services — 0.4%
1,850	America Movil S.A.B. de C.V., Series L ADR	79,569

	Utilities — 1.1%
1,826	Edison International	59,016
1,675	PG&E Corp.	67,620
1,517	Sempra Energy	79,536

		206,172

	Total Common Stocks (Cost $15,804,116)	17,801,734

The FBR Funds
 FBR Pegasus FundTM
Portfolio of Investments (continued)
July 31, 2009
(unaudited)

SHARES		VALUE

	MONEY MARKET FUND — 9.4%
1,837,688	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $1,837,688)	$1,837,688

	Total Investments — 100.9% (Cost $17,641,804)	19,639,422

	Liabilities Less Other Assets — (0.9%)	(177,925)

	Net Assets — 100.0%	$19,461,497

*	Non-income producing security
ADR	American Depositary Receipts
PLC	Public Liability Company
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds
 FBR Pegasus Mid Cap FundTM
Portfolio of Investments
July 31, 2009
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 95.5%
	Consumer Discretionary — 14.0%
4,540	Abercrombie & Fitch Co., Class A	$129,799
16,125	American Eagle Outfitters, Inc.	232,039
925	Apollo Group, Inc., Class A*	63,862
660	ITT Educational Services, Inc.*	64,251
2,270	Magna International, Inc., Class A	115,679
13,325	Mattel, Inc.	234,253
5,900	Tiffany & Co.	175,997
3,175	VF Corp.	205,391

		1,221,271

	Consumer Staples — 7.4%
3,450	Alberto-Culver Co.	88,389
2,525	BJ’s Wholesale Club, Inc.*	84,209
2,610	Bunge Ltd.	182,622
6,125	Hansen Natural Corp.*	189,935
8,825	Tyson Foods, Inc., Class A	100,870

		646,025

	Energy — 7.2%
4,673	ENSCO International, Inc.	177,060
5,520	Helmerich & Payne, Inc.	189,666
6,150	Pioneer Natural Resources Co.	175,583
1,750	Pride International, Inc.*	43,873
2,100	Rowan Companies, Inc.	44,793

		630,975

	Financials — 19.4%
5,250	Annaly Capital Management, Inc.	88,463
4,725	BB&T Corp.	108,108
2,865	Capitol Federal Financial	105,518
4,575	Comerica, Inc.	109,068
2,300	Commerce Bancshares, Inc.	84,318
11,925	Hudson City Bancorp, Inc.	167,665
20,550	KeyCorp	118,779
1,940	M&T Bank Corp.	113,141
11,000	New York Community Bancorp, Inc.	120,340
9,250	People’s United Financial, Inc.	150,313
25,200	Regions Financial Corp.	111,384
5,650	SEI Investments Co.	106,785

The FBR Funds
 FBR Pegasus Mid Cap FundTM
Portfolio of Investments (continued)
July 31, 2009
(unaudited)

SHARES		VALUE

	Financials — 19.4% (continued)
5,090	T. Rowe Price Group, Inc.	$237,753
2,000	The Hanover Insurance Group, Inc.	78,620

		1,700,255

	Health Care — 9.2%
505	Bio-Rad Laboratories, Inc., Class A*	39,107
2,971	C.R. Bard, Inc.	218,576
5,888	Forest Laboratories, Inc.*	152,087
1,030	Lincare Holdings, Inc.*	26,965
2,310	Techne Corp.	147,424
6,350	Varian Medical Systems, Inc.*	223,966

		808,125

	Industrials — 10.9%
5,175	Copart, Inc.*	182,729
4,193	Cummins, Inc.	180,341
2,700	Equifax, Inc.	70,335
1,900	Fastenal Co.	67,583
1,925	Kubota Corp. ADR	87,376
3,425	Pall Corp.	103,024
4,000	Ritchie Bros. Auctioneers, Inc.	96,000
3,412	Roper Industries, Inc.	163,162

		950,550

	Information Technology — 12.6%
18,200	Activision Blizzard, Inc.*	208,389
8,475	Check Point Software Technologies Ltd.*	226,197
3,245	FactSet Research Systems, Inc.	183,992
4,300	Global Payments, Inc.	181,890
7,375	Ingram Micro, Inc., Class A*	124,048
6,625	Paychex, Inc.	175,563

		1,100,079

	Materials — 5.4%
4,775	Compania de Minas Buenaventura S.A.A. ADR	124,389
2,775	Ecolab, Inc.	115,190
2,205	Sigma-Aldrich Corp.	111,904
3,025	United States Steel Corp.	120,244

		471,727

The FBR Funds
 FBR Pegasus Mid Cap FundTM
Portfolio of Investments (continued)
July 31, 2009
(unaudited)

SHARES		VALUE

	Telecommunication Services — 1.6%
5,500	Telephone and Data Systems, Inc.	$141,570

	Utilities — 7.8%
3,290	Energen Corp.	135,942
3,300	Pinnacle West Capital Corp.	105,468
3,263	Questar Corp.	107,907
2,425	SCANA Corp.	85,724
1,650	Sempra Energy	86,510
4,450	Westar Energy, Inc.	87,532
3,500	Xcel Energy, Inc.	69,790

		678,873

	Total Common Stocks (Cost $7,631,568)	8,349,450

	MONEY MARKET FUND — 5.6%
489,936	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $489,936)	489,936

	Total Investments — 101.1% (Cost $8,121,504)	8,839,386

	Liabilities Less Other Assets — (1.1%)	(99,616)

	Net Assets — 100.0%	$8,739,770

*	Non-income producing security
ADR	American Depositary Receipts
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds
 FBR Pegasus Small Cap FundTM
Portfolio of Investments
July 31, 2009
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 100.6%
	Consumer Discretionary — 14.3%
6,725	Abercrombie & Fitch Co., Class A	$192,267
9,000	American Eagle Outfitters, Inc.	129,510
3,500	DreamWorks Animation SKG, Inc., Class A*	110,285
4,500	Jos. A. Bank Clothiers, Inc.*	164,655
140	NVR, Inc.*	84,161
3,600	Pool Corp.	85,032
4,750	Snap-On, Inc.	169,243
3,700	The Black & Decker Corp.	139,120
3,700	The Buckle, Inc.	114,478
2,625	The Gymboree Corp.*	104,423
2,875	Tiffany & Co.	85,761
1,600	Tupperware Brands Corp.	54,512
5,225	Wolverine World Wide, Inc.	125,923

		1,559,370

	Consumer Staples — 1.3%
2,950	Alberto-Culver Co.	75,579
2,000	BJ’s Wholesale Club, Inc.*	66,700

		142,279

	Energy — 5.0%
3,900	Arena Resources, Inc.*	127,257
4,300	Concho Resources, Inc.*	132,010
3,150	Goodrich Petroleum Corp.*	80,798
3,200	Pioneer Natural Resources Co.	91,360
5,300	Rowan Companies, Inc.	113,049

		544,474

	Financials — 27.1%
3,475	Affiliated Managers Group, Inc.*	229,419
3,500	AllianceBernstein Holding L.P.	72,240
4,435	American Financial Group, Inc.	108,170
3,250	Arthur J. Gallagher & Co.	74,425
2,400	Capitol Federal Financial	88,392
4,560	Commerce Bancshares, Inc.	167,170
3,500	Eaton Vance Corp.	100,170
3,250	Federated Investors, Inc., Class B	84,273
20,000	Fifth Third Bancorp	190,000
17,000	First Niagara Financial Group, Inc.	223,549
13,000	KeyCorp	75,140
7,100	Knight Capital Group, Inc., Class A*	131,847
265	Markel Corp.*	83,626

The FBR Funds
 FBR Pegasus Small Cap FundTM
Portfolio of Investments (continued)
July 31, 2009
(unaudited)

SHARES		VALUE

	Financials — 27.1% (continued)
2,325	Odyssey Re Holdings Corp.	$107,415
6,675	optionsXpress Holdings, Inc.*	120,617
6,500	Platinum Underwriters Holdings, Ltd.	219,375
4,400	Raymond James Financial, Inc.	90,288
13,010	SEI Investments Co.	245,888
4,125	SVB Financial Group*	145,406
1,950	The Hanover Insurance Group, Inc.	76,655
2,615	Torchmark Corp.	102,142
7,500	Waddell & Reed Financial, Inc., Class A	212,775

		2,948,982

	Health Care — 9.5%
2,700	Computer Programs and Systems, Inc.	105,165
1,550	Human Genome Sciences, Inc.*	22,165
1,120	IDEXX Laboratories, Inc.*	55,798
1,900	MEDNAX, Inc.*	88,065
8,630	Patterson Companies, Inc.*	218,857
5,550	Pharmaceutical Product Development, Inc.	115,274
6,550	STERIS Corp.	183,924
3,905	Techne Corp.	249,217

		1,038,465

	Industrials — 16.4%
2,325	A.O. Smith Corp.	90,768
2,210	Carlisle Companies, Inc.	69,261
1,565	Donaldson Company, Inc.	59,486
3,550	Equifax, Inc.	92,478
7,150	Genesee & Wyoming, Inc., Class A*	195,123
4,580	Graco, Inc.	113,309
6,450	GrafTech International Ltd.*	88,559
3,180	Granite Construction, Inc.	107,738
2,750	Lennox International, Inc.	95,838
2,050	Lincoln Electric Holdings, Inc.	86,879
2,100	MSC Industrial Direct Company, Inc., Class A	82,404
4,200	Pall Corp.	126,335
4,270	Rollins, Inc.	78,269
8,500	RSC Holdings, Inc.*	67,065
2,015	Simpson Manufacturing Company, Inc.	57,226
2,500	Terex Corp.*	37,950
2,075	The Toro Co.	71,920
6,000	Tutor Perini Corp.*	110,700

The FBR Funds
 FBR Pegasus Small Cap FundTM
Portfolio of Investments (continued)
July 31, 2009
(unaudited)

SHARES		VALUE

	Industrials — 16.4% (continued)
875	Valmont Industries, Inc.	$62,843
5,250	Werner Enterprises, Inc.	94,815

		1,788,966

	Information Technology — 19.4%
8,450	ADTRAN, Inc.	204,152
13,300	Brocade Communication Systems, Inc.*	104,538
1,600	Cymer, Inc.*	54,736
12,800	Emulex Corp.*	116,864
9,500	Jack Henry & Associates, Inc.	203,965
3,325	Lender Processing Services, Inc.	113,649
6,500	Microchip Technology Inc.	175,045
3,020	MICROS Systems, Inc.*	82,718
4,200	NCR Corp.*	54,348
3,100	Polycom, Inc.*	73,625
16,050	QLogic Corp.*	209,453
6,300	Skyworks Solutions, Inc.*	76,104
1,400	Starent Networks, Corp.*	33,572
6,450	Sybase, Inc.*	230,909
1,500	Synaptics Inc.*	35,955
8,600	Teradata Corp.*	211,301
9,425	Total System Services, Inc.	138,359

		2,119,293

	Materials — 4.5%
3,030	Sensient Technologies Corp.	76,326
5,000	Steel Dynamics, Inc.	81,800
2,725	Terra Industries, Inc.	79,461
5,800	The Valspar Corp.	146,855
2,670	United States Steel Corp.	106,133

		490,575

	Utilities — 3.1%
3,480	Energen Corp.	143,794
6,300	Great Plains Energy Inc.	100,359
5,000	Portland General Electric Co.	95,150

		339,303

	Total Common Stocks (Cost $9,621,510)	10,971,707

The FBR Funds
 FBR Pegasus Small Cap FundTM
Portfolio of Investments (continued)
July 31, 2009
(unaudited)

SHARES		VALUE

	MONEY MARKET FUND — 0.5%
51,989	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $51,989)	$51,989

	Total Investments — 101.1% (Cost $9,673,499)	11,023,696

	Liabilities Less Other Assets — (1.1%)	(119,943)

	Net Assets — 100.0%	$10,903,753

*	Non-income producing security
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds
 FBR Pegasus Small Cap Growth Fund(TM)
Portfolio of Investments
July 31, 2009
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 95.2%
	Consumer Discretionary — 16.4%
1,800	Aéropostale, Inc.*	$65,520
940	Capella Education Co.*	60,498
450	Chipotle Mexican Grill, Inc., Class A*	42,224
3,200	Fossil, Inc.*	84,288
2,950	Guess?, Inc.	85,757
445	ITT Educational Services, Inc.*	43,321
1,460	J. Crew Group, Inc.*	41,114
2,100	Marvel Entertainment, Inc.*	83,076
690	Morningstar, Inc.*	30,560
3,100	Penn National Gaming, Inc.*	98,300
1,500	Polaris Industries, Inc.	56,805
475	Priceline.com, Inc.*	61,570
3,650	True Religion Apparel, Inc.*	81,614
3,525	Under Armour, Inc., Class A*	85,622
1,800	Urban Outfitters, Inc.*	43,272

		963,541

	Consumer Staples — 1.3%
2,500	Hansen Natural Corp.*	77,525

	Energy — 5.8%
1,840	Comstock Resources, Inc.*	70,840
750	Core Laboratories N.V.	64,433
3,675	Goodrich Petroleum Corp.*	94,263
1,700	Pioneer Natural Resources Co.	48,535
3,900	Superior Energy Services, Inc.*	64,701

		342,772

	Financials — 14.0%
1,200	Comerica, Inc.	28,608
1,300	Commerce Bancshares, Inc.	47,658
2,350	Fox Chase Bancorp, Inc.*	23,195
12,900	Huntington Bancshares, Inc.	52,761
1,245	Investment Technology Group, Inc.*	27,826
4,000	Janus Capital Group Inc.	54,640
5,400	Legg Mason, Inc.	151,955
100	Markel Corp.*	31,557
9,425	Marshall & Ilsley Corp.	56,927
3,525	optionsXpress Holdings, Inc.	63,697
7,900	Regions Financial Corp.	34,918
3,900	SEI Investments Co.	73,710
1,275	Stifel Financial Corp.*	63,661

The FBR Funds
 FBR Pegasus Small Cap Growth Fund(TM)
Portfolio of Investments (continued)
July 31, 2009
(unaudited)

SHARES		VALUE

	Financials — 14.0% (continued)
1,592	TD AMERITRADE Holding Corp.*	$29,516
4,700	TradeStation Group, Inc.*	35,203
1,625	Waddell & Reed Financial, Inc., Class A	46,101

		821,933

	Health Care — 20.7%
700	AMAG Pharmaceuticals, Inc.*	31,787
600	athenahealth, Inc.*	22,164
1,730	Cerner Corp.*	112,587
1,000	Crucell N.V. ADR*	24,770
2,050	Dendreon Corp.*	49,631
725	Gen-Probe, Inc.*	26,912
800	Human Genome Sciences, Inc.*	11,440
1,165	IDEXX Laboratories, Inc.*	58,040
4,400	Jazz Pharmaceuticals, Inc.*	25,872
2,700	Kinetic Concepts, Inc.*	85,374
1,640	Lincare Holdings, Inc.*	42,935
3,400	MAP Pharmaceuticals, Inc.*	34,646
650	MEDNAX, Inc.*	30,128
825	Mettler-Toledo International, Inc.*	69,350
1,700	Myriad Genetics, Inc.*	46,614
425	Myriad Pharmaceuticals, Inc.*	2,070
3,050	Patterson Companies, Inc.*	77,348
1,200	Perrigo Co.	32,568
950	Quality Systems, Inc.	52,146
600	ResMed, Inc.*	24,600
2,425	Techne Corp.	154,763
925	United Therapeutics Corp.*	85,673
1,900	VCA Antech, Inc.*	48,602
2,825	WellCare Health Plans, Inc.*	62,885

		1,212,905

	Industrials — 9.7%
3,875	Copart, Inc.*	136,826
1,150	Crane Co.	24,403
1,875	Genessee & Wyoming, Inc., Class A*	51,169
3,000	Heartland Express, Inc.	46,200
800	Kaydon Corp.	26,136
3,550	Knight Transportation, Inc.	64,397
1,200	Layne Christensen Co.*	28,476
750	Lennox International, Inc.	26,138
925	Pall Corp.	27,824
1,200	Ritchie Bros. Auctioneers, Inc.	28,800

The FBR Funds
 FBR Pegasus Small Cap Growth Fund(TM)
Portfolio of Investments (continued)
July 31, 2009
(unaudited)

SHARES		VALUE

	Industrials — 9.7% (continued)
400	Valmont Industries, Inc.	$28,728
1,500	Westinghouse Air Brake Technologies	50,475
1,525	Woodward Governor Co.	29,951

		569,523

	Information Technology — 25.4%
4,600	CommVault Systems, Inc.*	80,086
3,175	Compuware Corp.*	23,273
675	Concur Technologies, Inc.*	23,281
2,075	FactSet Research Systems, Inc.	117,653
1,400	Fidelity National Information Services, Inc.	32,788
2,800	Global Payments, Inc.	118,439
1,475	Hittite Microwave Corp.*	51,802
3,975	Informatica Corp.*	73,100
4,077	Jack Henry & Associates, Inc.	87,533
1,500	JDA Software Group, Inc.*	30,915
2,700	Metavante Technologies, Inc.*	83,160
2,095	MICROS Systems, Inc.*	57,382
1,075	Open Text Corp.*	40,506
4,000	Palm, Inc.*	62,920
2,100	Parametric Technology Corp.*	27,111
3,725	Polycom, Inc.*	88,469
7,725	QLogic Corp.*	100,811
5,025	Quest Software, Inc.*	74,069
4,100	Skyworks Solutions, Inc.*	49,528
800	Starent Networks, Corp.*	19,184
2,000	Supertex, Inc.*	46,100
1,400	Sybase, Inc.*	50,120
1,000	Synaptics Inc.*	23,970
885	Syntel, Inc.	35,028
3,000	Wright Express Corp.*	84,840

		1,482,068

	Materials — 1.9%
1,125	Balchem Corp.	31,219
1,450	Schnitzer Steel Industries, Inc.	77,966

		109,185

	Total Common Stocks (Cost $5,211,939)	5,579,452

The FBR Funds
 FBR Pegasus Small Cap Growth Fund(TM)
Portfolio of Investments (continued)
July 31, 2009
(unaudited)

SHARES		VALUE

	MONEY MARKET FUND — 5.0%
294,546	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $294,546)	$294,546

	Total Investments — 100.2% (Cost $5,506,485)	5,873,998

	Liabilities Less Other Assets — (0.2%)	(11,998)

	Net Assets — 100.0%	$5,862,000

*	Non-income producing security
ADR	American Depositary Receipts

See accompanying Notes to Portfolio of Investments.

The FBR Funds
 FBR Focus Fund
Portfolio of Investments
July 31, 2009
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 79.0%
	Consumer Discretionary — 45.6%
5,791,474	99 Cents Only Stores*†	$84,845,094
1,600,000	Bally Technologies, Inc.*	57,936,000
3,127,088	CarMax, Inc.*	50,439,929
119,410	Choice Hotels International, Inc.	3,325,569
1,830,000	Lamar Advertising Co., Class A*	38,503,200
839,497	Monarch Casino & Resort, Inc.*†	7,614,238
4,990	Morningstar, Inc.*	221,007
1,622,076	O’Reilly Automotive, Inc.*	65,953,610
2,881,420	Penn National Gaming, Inc.*	91,369,828
896,730	Pinnacle Entertainment, Inc.*	8,994,202
1,923,000	Pool Corp.	45,421,260

		454,623,937

	Consumer Staples — N.M.
25,000	Imperial Sugar Co.	332,250

	Financials — 17.1%
2,091,512	AmeriCredit Corp.*	32,815,823
80	Berkshire Hathaway, Inc., Class B*	254,440
776,913	Encore Capital Group, Inc.*	9,602,645
291,434	Enstar Group Ltd.*	17,442,325
1,667,025	Flagstone Reinsurance Holdings Ltd.	16,836,953
337,840	HFF, Inc., Class A*	1,564,199
255,400	Markel Corp.*	80,596,578
125,000	T. Rowe Price Group, Inc.	5,838,750
185,200	The Charles Schwab Corp.	3,309,524
173,137	White River Capital, Inc.*	2,112,271

		170,373,508

	Industrials — 5.8%
730,160	American Woodmark Corp.†	17,114,950
811,824	Dynamex, Inc.*†	12,640,100
183,200	Iron Mountain, Inc.*	5,351,272
800,000	Simpson Manufacturing Company, Inc.	22,720,000

		57,826,322

	Telecommunication Services — 10.5%
3,074,000	American Tower Corp., Class A*	104,792,660

	Total Common Stocks (Cost $611,402,787)	787,948,677

The FBR Funds
 FBR Focus Fund
Portfolio of Investments (continued)
July 31, 2009
(unaudited)

SHARES		VALUE

	MONEY MARKET FUND — 21.1%
210,404,405	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $210,404,405)	$210,404,405

	Total Investments — 100.1% (Cost $821,807,192)	998,353,082

	Liabilities Less Other Assets — (0.1%)	(1,031,427)

	Net Assets — 100.0%	$997,321,655

N.M.	Not meaningful
*	Non-income producing security
†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds
 FBR Large Cap Financial Fund
Portfolio of Investments
July 31, 2009
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 92.8%
	Capital Markets — 10.7%
34,000	Morgan Stanley	$969,000
12,000	State Street Corp.	603,600
7,100	The Goldman Sachs Group, Inc.	1,159,430

		2,732,030

	Commercial Banks — 26.9%
13,000	BB&T Corp.	297,440
47,000	Comerica, Inc.	1,120,480
210,000	KeyCorp	1,213,800
9,000	M&T Bank Corp.	524,880
60,000	SunTrust Banks, Inc.	1,170,000
30,000	The PNC Financial Services Group, Inc.	1,099,800
25,000	U.S. Bancorp	510,250
40,000	Wells Fargo & Co.	978,400

		6,915,050

	Consumer Finance — 7.1%
9,000	American Express Co.	254,970
37,000	Capital One Financial Corp.	1,135,900
35,000	Discover Financial Services	415,800

		1,806,670

	Diversified Financial Services — 14.3%
98,000	Bank of America Corp.	1,449,420
290,000	Citigroup, Inc.	919,300
33,000	JPMorgan Chase & Co.	1,275,450

		3,644,170

	Insurance — 26.7%
10,000	ACE Ltd.	490,600
100	Berkshire Hathaway, Inc., Class B*	318,050
30,000	Fidelity National Financial, Inc., Class A	430,500
27,000	Lincoln National Corp.	572,130
31,000	MetLife, Inc.	1,052,450
8,000	PartnerRe Ltd.	548,720
22,000	Prudential Financial, Inc.	973,940
21,000	The Allstate Corp.	565,110

The FBR Funds
 FBR Large Cap Financial Fund
Portfolio of Investments (continued)
July 31, 2009
(unaudited)

SHARES		VALUE

	Insurance — 26.7% (continued)
50,000	The Hartford Financial Services Group, Inc.	$824,500
21,000	The Travelers Companies, Inc.	904,470
10,000	XL Capital Ltd., Class A	140,800

		6,821,270

	IT Services — 1.9%
7,300	Visa, Inc., Class A	477,858

	Thrifts and Mortgage Finance — 5.2%
75,000	Hudson City Bancorp, Inc.	1,054,500
25,000	New York Community Bancorp, Inc.	273,500

		1,328,000

	Total Common Stocks (Cost $18,929,654)	23,725,048

	MONEY MARKET FUND — 10.6%
2,709,909	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $2,709,909)	2,709,909

	Total Investments — 103.4% (Cost $21,639,563)	26,434,957

	Liabilities Less Other Assets — (3.4%)	(868,420)

	Net Assets — 100.0%	$25,566,537

*	Non-income producing security

See accompanying Notes to Portfolio of Investments.

The FBR Funds
 FBR Small Cap Financial Fund
Portfolio of Investments
July 31, 2009
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 97.1%
	Capital Markets — 0.3%
15,000	KBW, Inc.*	$437,850

	Commercial Banks — 50.3%
96,917	1st Source Corp.	1,600,100
235,000	Associated Banc-Corp.	2,547,400
63,295	Bancorp Rhode Island, Inc.	1,398,820
167,762	Cape Bancorp, Inc.*	1,488,049
50,000	CapitalSource, Inc.	232,000
160,000	Cathay General Bancorp	1,459,200
220,894	Central Pacific Financial Corp.	479,340
105,000	City National Corp.	4,141,200
171,900	Comerica, Inc.	4,098,096
65,000	Commerce Bancshares, Inc.	2,382,900
195,000	CVB Financial Corp.	1,470,300
65,000	East West Bancorp, Inc.	574,600
610,000	Fifth Third Bancorp	5,795,000
30,000	First Commonwealth Financial Corp.	200,100
313,549	First Horizon National Corp.*	4,019,698
83,300	FirstMerit Corp.	1,556,044
455,000	Fulton Financial Corp.	3,075,800
230,000	Glacier Bancorp, Inc.	3,581,100
365,000	Huntington Bancshares, Inc.	1,492,850
60,000	IBERIABANK Corp.	2,810,400
206,345	Independent Bank Corp.	4,401,339
222,400	Investors Bancorp, Inc.*	2,199,536
775,000	KeyCorp	4,479,500
425,000	Marshall & Ilsley Corp.	2,567,000
682,872	Nara Bancorp, Inc.	4,028,945
245,000	National Penn Bancshares, Inc.	1,220,100
50,000	Old National Bancorp	565,000
20,000	Pacific Capital Bancorp	42,400
61,887	Pacific Premier Bancorp, Inc.*	269,208
100,000	Popular, Inc.	127,000
115,000	Regions Financial Corp.	508,300
315,026	State Bancorp, Inc.	2,778,529
124,600	Sterling Financial Corp.	347,634
126,800	Susquehanna Bancshares, Inc.	666,968
300,000	TCF Financial Corp.	4,242,000
69,900	Territorial Bancorp Inc.*	1,051,995
800,000	The South Financial Group, Inc.	1,288,000
115,000	Trustmark Corp.	2,288,500
525,000	Webster Financial Corp.	5,937,750
275,000	Zions Bancorp.	3,734,500

		87,147,201

The FBR Funds
 FBR Small Cap Financial Fund
Portfolio of Investments (continued)
July 31, 2009
(unaudited)

SHARES		VALUE

	Diversified Financial Services — 0.1%
100,000	CIT Group, Inc.	$87,000

	Household Durables — 4.9%
70,000	Centex Corp.*	763,700
255,000	KB Home	4,255,950
170,000	Lennar Corp., Class A	2,012,800
129,800	Pulte Homes, Inc.	1,475,826

		8,508,276

	Insurance — 7.4%
60,000	Assurant, Inc.	1,531,200
274,988	Assured Guaranty Ltd.	3,841,582
200,000	MBIA, Inc.*	838,000
115,000	Principal Financial Group, Inc.	2,725,500
279,107	XL Capital Ltd., Class A	3,929,827

		12,866,109

	Real Estate Investment Trusts — 3.6%
135,850	Anworth Mortgage Asset Corp.	1,024,309
128,108	Chimera Investment Corp.	458,627
300,000	iStar Financial Inc.	729,000
144,250	MFA Mortgage Investments, Inc.	1,067,450
294,200	NorthStar Realty Finance Corp.	1,053,236
729,582	RAIT Financial Trust	875,498
61,914	Redwood Trust, Inc.	1,006,103

		6,214,223

	Real Estate Management and Development — 1.6%
95,000	CB Richard Ellis Group, Inc., Class A*	1,035,500
45,000	Jones Lang LaSalle Inc.	1,708,200

		2,743,700

	Thrifts and Mortgage Finance — 28.9%
510,000	Astoria Financial Corp.	4,952,100
240,792	Bank Mutual Corp.	2,369,393
295,000	Brookline Bancorp, Inc.	3,436,750
20,000	Capitol Federal Financial	736,600

The FBR Funds
 FBR Small Cap Financial Fund
Portfolio of Investments (continued)
July 31, 2009
(unaudited)

SHARES		VALUE

	Thrifts and Mortgage Finance — 28.9% (continued)
107,762	Danvers Bancorp, Inc.	$1,352,413
436,664	Dime Community Bancshares, Inc.	5,257,434
600	First Financial Holdings, Inc.	8,592
66,300	First Niagara Financial Group, Inc.	871,845
417,539	Flushing Financial Corp.	4,430,089
99,331	Hingham Institution for Savings	3,362,354
210,000	Hudson City Bancorp, Inc.	2,952,600
100,000	MGIC Investment Corp.*	660,000
50,000	NewAlliance Bancshares, Inc.	612,500
80,813	OceanFirst Financial Corp.	983,494
173,738	Parkvale Financial Corp.	1,511,521
349,400	Provident Financial Services, Inc.	4,136,896
30,000	Provident New York Bancorp	291,000
425,000	Radian Group Inc.	1,415,250
675,000	The PMI Group, Inc.	1,552,500
37,369	United Financial Bancorp, Inc.	496,260
282,734	Washington Federal, Inc.	3,938,485
105,104	Westfield Financial, Inc.	1,021,611
131,848	WSFS Financial Corp.	3,542,756

		49,892,443

	Total Common Stocks (Cost $150,504,029)	167,896,802

	MONEY MARKET FUND — 3.3%
5,665,899	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $5,665,899)	5,665,899

	Total Investments — 100.4% (Cost $156,169,928)	173,562,701

	Liabilities Less Other Assets — (0.4%)	(646,286)

	Net Assets — 100.0%	$172,916,415

*	Non-income producing security

See accompanying Notes to Portfolio of Investments.

The FBR Funds
 FBR Technology Fund
Portfolio of Investments
July 31, 2009
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 86.8%
	Capital Goods — 8.3%
1,285	Applied Signal Technology, Inc.	$32,125
4,200	Energy Conversion Devices, Inc.*	59,808
755	First Solar, Inc.*	116,564
1,610	Precision Castparts Corp.	128,494
4,050	Quanta Services, Inc.*	94,406
3,777	SunPower Corp., Class B*	103,112
3,400	Vestas Wind Systems A/S ADR*	80,070

		614,579

	Health Care Equipment and Services — 9.7%
1,610	Alcon, Inc.	205,435
675	Cerner Corp.*	43,929
3,065	Covidien plc	115,888
780	HMS Holdings Corp.*	29,952
424	IDEXX Laboratories, Inc.*	21,124
280	Intuitive Surgical, Inc.*	63,650
5,625	Medtronic, Inc.	199,238
1,105	Varian Medical Systems, Inc.*	38,973

		718,189

	Materials — 0.8%
4,700	Calgon Carbon Corp.*	59,549

	Pharmaceuticals, Biotechnology and Life Sciences — 19.1%
495	Alexion Pharmaceuticals, Inc.*	21,805
2,905	Biogen Idec, Inc.*	138,133
11,840	Bristol-Myers Squibb Co.	257,401
610	Covance, Inc.*	33,642
2,225	Forest Laboratories, Inc.*	57,472
1,620	Genzyme Corp.*	84,062
4,225	Gilead Sciences, Inc.*	206,729
1,190	Isis Pharmaceuticals, Inc.*	21,753
3,955	Johnson & Johnson	240,819
1,440	Life Technologies Corp.*	65,563
345	Millipore Corp.*	24,012
1,930	Pharmaceutical Product Development, Inc.	40,086
1,200	Sepracor, Inc.*	20,820
2,510	Thermo Fisher Scientific Inc.*	113,653
245	United Therapeutics Corp.*	22,692
700	Waters Corp.*	35,175
775	Watson Pharmaceuticals, Inc.*	26,916

		1,410,733

The FBR Funds
 FBR Technology Fund
Portfolio of Investments (continued)
July 31, 2009
(unaudited)

SHARES		VALUE

	Retailing — 0.8%
715	Amazon.com, Inc.*	$61,318

	Semiconductors and Semiconductor Equipment — 6.0%
13,985	Intel Corp.	269,211
3,585	Marvell Technology Group Ltd.*	47,824
1,780	MEMC Electronic Materials, Inc.*	31,364
2,250	Microsemi Corp.*	30,713
2,640	ON Semiconductor Corp.*	19,272
2,235	PMC-Sierra, Inc.*	20,450
745	Tessera Technologies, Inc.*	20,927

		439,761

	Software and Services — 21.7%
4,360	Adobe Systems, Inc.*	141,351
2,705	Amdocs Ltd.*	64,704
195	Baidu.com, Inc. ADR*	67,887
2,020	CGI Group Inc., Class A*	20,584
2,355	Check Point Software Technologies Ltd.*	62,855
1,105	Citrix Systems, Inc.*	39,338
2,850	Cognizant Technology Solutions Corp., Class A*	84,332
1,210	CyberSource Corp.*	20,981
3,000	EarthLink, Inc.	25,350
670	Equinix, Inc.*	54,759
515	Global Payments, Inc.	21,785
525	Google, Inc., Class A*	232,600
1,065	IAC/InterActiveCorp*	19,607
625	MAXIMUS, Inc.	26,638
1,100	NeuStar, Inc., Class A*	24,948
1,560	Parametric Technology Corp.*	20,140
4,250	PROS Holdings, Inc.*	33,405
715	salesforce.com, inc.*	30,988
4,345	SAP AG ADR	205,301
400	Sohu.com Inc.*	24,468
2,050	TiVo Inc.*	21,013
9,180	VASCO Data Security International, Inc.*	68,850
2,785	VMware, Inc., Class A*	89,761
2,265	Vocus, Inc.*	38,097
700	WebMD Health Corp., Class A*	23,387
8,810	Yahoo!, Inc.*	126,159

		1,589,288

	Technology, Hardware and Equipment — 18.1%
1,488	Apple, Inc.*	243,123
1,525	ARRIS Group, Inc.*	18,575
11,865	Cisco Systems, Inc.*	261,148
10,840	Corning, Inc.	184,280

The FBR Funds
 FBR Technology Fund
Portfolio of Investments (continued)
July 31, 2009
(unaudited)

SHARES		VALUE

	Technology, Hardware and Equipment — 18.1% (continued)
1,030	Dolby Laboratories, Inc., Class A*	$42,879
13,315	EMC Corp.*	200,524
1,215	Harris Corp.	38,042
2,880	Research In Motion Ltd.*	218,880
1,555	Starent Networks, Corp.*	37,289
595	STEC, Inc.*	20,284
1,055	Teradata Corp.*	25,921
1,330	Western Digital Corp.*	40,233

		1,331,178

	Telecommunication Services — 1.8%
5,400	tw telecom inc.*	53,460
2,250	United States Cellular Corp.*	80,595

		134,055

	Utilities — 0.5%
980	Ormat Technologies, Inc.	38,798

	Total Common Stocks (Cost $5,290,129)	6,397,448

	MONEY MARKET FUND — 10.2%
752,758	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $752,758)	752,758

	Total Investments — 97.0% (Cost $6,042,887)	7,150,206

	Other Assets Less Liabilities — 3.0%	223,392

	Net Assets — 100.0%	$7,373,598

*	Non-income producing security
ADR	American Depositary Receipts
PLC	Public Liability Company

See accompanying Notes to Portfolio of Investments.

The FBR Funds
 FBR Gas Utility Index Fund
Portfolio of Investments
July 31, 2009
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 98.1%
	Electric Utilities — 10.3%
750	ALLETE, Inc.	$23,985
85,512	Duke Energy Corp.	1,323,726
249,940	E.ON AG ADR	9,440,233
3,325	Entergy Corp.	267,097
64,325	Exelon Corp.	3,271,570
106,700	Iberdrola S.A. ADR	3,656,609
8,498	MGE Energy, Inc.	304,823
28,375	Northeast Utilities	652,909
13,735	NV Energy, Inc.	157,953
13,976	Pepco Holdings, Inc.	200,975
5,675	The Empire District Electric Co.	104,193
4,980	UniSource Energy Corp.	137,448

		19,541,521

	Gas Utilities — 25.3%
122,582	AGL Resources, Inc.	4,121,207
179,150	Atmos Energy Corp.	4,865,714
11,385	Chesapeake Utilities Corp.	377,413
1,725	Corning Natural Gas Corp.	26,738
6,459	Delta Natural Gas Company, Inc.	155,597
45,223	Energen Corp.	1,868,614
5,753	Energy, Inc.	47,865
51,300	EQT Corp.	1,968,894
98,600	National Fuel Gas Co.	4,001,188
52,580	New Jersey Resources Corp.	2,029,588
86,550	Nicor, Inc.	3,153,882
53,800	Northwest Natural Gas Co.	2,401,632
159,700	ONEOK, Inc.	5,286,069
142,850	Piedmont Natural Gas Company, Inc.	3,516,967
116,800	Questar Corp.	3,862,576
4,491	RGC Resources, Inc.	116,991
46,485	South Jersey Industries, Inc.	1,714,367
87,400	Southwest Gas Corp.	2,116,828
37,250	The Laclede Group, Inc.	1,250,483
69,200	UGI Corp.	1,829,648
94,100	WGL Holdings, Inc.	3,116,592

		47,828,853

	Independent Power Producers and Energy Traders — 0.4%
25,525	Constellation Energy Group, Inc.	732,568

The FBR Funds
 FBR Gas Utility Index Fund
Portfolio of Investments (continued)
July 31, 2009
(unaudited)

SHARES		VALUE

	Multi-Utilities — 37.0%
24,350	Alliant Energy Corp.	$636,996
27,400	Ameren Corp.	696,782
23,080	Avista Corp.	427,442
17,800	Black Hills Corp.	462,978
279,600	CenterPoint Energy, Inc.	3,369,180
7,550	CH Energy Group, Inc.	373,650
148,968	CMS Energy Corp.	1,927,646
93,875	Consolidated Edison, Inc.	3,694,920
253,400	Dominion Resources, Inc.	8,564,920
55,390	DTE Energy Co.	1,908,739
54,171	Integrys Energy Group, Inc.	1,829,896
94,400	MDU Resources Group, Inc.	1,900,272
197,251	National Grid PLC ADR	9,235,291
326,250	NiSource, Inc.	4,202,100
21,376	NorthWestern Corp.	517,299
198,825	PG&E Corp.	8,026,565
220,500	Public Service Enterprise Group, Inc.	7,155,225
179,325	Sempra Energy	9,402,009
61,340	TECO Energy, Inc.	827,477
71,405	Vectren Corp.	1,753,707
26,980	Wisconsin Energy Corp.	1,159,331
98,000	Xcel Energy, Inc.	1,954,120

		70,026,545

	Oil, Gas and Consumable Fuels — 25.1%
115,125	Cheniere Energy, Inc.*	341,921
924,750	El Paso Corp.	9,302,985
249,812	Enbridge, Inc.	9,702,698
195,157	Southern Union Co.	3,782,143
520,218	Spectra Energy Corp.	9,551,202
335,850	The Williams Companies, Inc.	5,605,337
326,300	TransCanada Corp.	9,283,235

		47,569,521

	Total Common Stocks (Cost $117,260,252)	185,699,008

	MONEY MARKET FUND — 1.6%
2,980,335	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $2,980,335)	2,980,335

	Total Investments — 99.7% (Cost $120,240,587)	188,679,343

	Other Assets Less Liabilities — 0.3%	482,737

	Net Assets — 100.0%	$189,162,080

*	Non-income producing security
ADR	American Depositary Receipts
PLC	Public Liability Company

See accompanying Notes to Portfolio of Investments.

The FBR Funds
FBR Fund for Government Investors
Portfolio of Investments
July 31, 2009
(unaudited)

			MATURITY
PAR		RATE	DATE	VALUE

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 93.5%
	Federal Home Loan Bank — 49.9%
$6,000,000	FHLB	2.56%	8/4/09	$6,000,966
5,000,000	FHLB	5.25	8/5/09	5,002,651
5,000,000	FHLB	3.75	8/18/09	5,007,826
6,000,000	FHLB Discount Note*	0.57	9/2/09	5,996,960
10,000,000	FHLB Discount Note*	0.17	9/28/09	9,997,261
6,000,000	FHLB Discount Note*	0.23	10/16/09	5,997,087

				38,002,751

	Federal Home Loan Mortgage Corporation — 20.6%
2,326,000	FHLMC	6.625	9/15/09	2,344,057
7,300,000	FHLMC	4.75	11/3/09	7,382,735
6,000,000	Freddie Mac Discount Note*	0.7	9/21/09	5,994,050

				15,720,842

	Federal National Mortgage Association — 15.1%
3,450,000	FNMA	6.625	9/15/09	3,476,827
8,000,000	Fannie Mae Discount Note*	0.34	9/30/09	7,995,467

				11,472,294

	UNITED STATES TREASURY BILLS — 7.9%
6,000,000	U.S. Treasury Bill	0.2	10/22/09	5,997,335

	MONEY MARKET FUNDS — 5.8%
4,456,010	JPMorgan 100% U.S. Treasury Securities Money Market Fund			4,456,010

	Total Investments — 99.3% (Amortized Cost $75,649,232)†			75,649,232

	Other Assets Less Liabilities — 0.7%			510,671

	Net Assets — 100.0%			$76,159,903

*	Interest rates for the discount notes represent the yield to maturity at the date of purchase.
†	Same cost is used for federal income tax purposes.

Weighted Average Maturity of Portfolio: 48 Days

See accompanying Notes to Portfolio of Investments

The FBR Funds
 Notes to Portfolios of Investments
July 31, 2009
(unaudited)

1. Accounting Policies

Portfolio Valuation — The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day that the exchange is open for trading. Each Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. Short-term investments are carried at amortized cost, which approximates market value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Funds’ Board of Trustees (the “Board”), are valued at fair value in good faith by, or at the direction of, the Board.

Effective November 1, 2008, the Funds adopted Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2009:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs

Pegasus Fund
Common Stocks	$17,801,734	$—	$—
Money Market	1,837,688	—	—
Pegasus Mid Cap Fund
Common Stocks	8,349,450	—	—
Money Market	489,936	—	—
Pegasus Small Cap Fund
Common Stocks	10,971,707	—	—
Money Market	51,989	—	—
Pegasus Small Cap Growth Fund
Common Stocks	5,579,452	—	—
Money Market	294,546	—	—
Focus Fund
Common Stocks	787,948,677	—	—
Money Market	210,404,405	—	—
Large Cap Financial Fund
Common Stocks	23,725,048	—	—
Money Market	2,709,909	—	—
Small Cap Financial Fund
Common Stocks	167,896,802	—	—
Money Market	5,665,899	—	—
Technology Fund
Common Stocks	6,397,448	—	—
Money Market	752,758	—	—
Gas Utility Index Fund
Common Stocks	185,699,008	—	—
Money Market	2,980,335	—	—
Fund For Government Investors
US Government Securities	—	71,193,222	—
Money Market	4,456,010	—	—

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

Security Transactions — Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates — The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Repurchase Agreements — The Funds have agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreement”). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which FBR Fund Advisers, Inc. (the “Adviser”) considers creditworthy pursuant to criteria approved by the Board. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

Recent Accounting Pronouncements — In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No 162” (“SFAS 168”). SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM” (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with generally accepted accounting principles in the United States. All guidance contained in the Codification carries an equal level of authority. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund is currently evaluating the impact of this new statement, but does not believe that it will have a significant impact on the determination or reporting of the Funds’ financial statements.

Other information regarding the Funds is available in the Funds’ most recent annual or semi-annual report to shareholders. This information is available on the Securities and Exchange Commission’s website at www.sec.gov.

2. Investments in Affiliates

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the nine month period ended July 31, 2009, is noted below:

	SHARE ACTIVITY

	Balance			Balance	Realized		Value	Acquisition
	10/31/2008	Purchases	Sales	7/31/2009	Gain (Loss)	Dividends	7/31/2009	Cost
Affiliate

FBR Focus Fund
99 Cents Only Stores	5,791,474	—	—	5,791,474	—	$—	$84,845,094	$66,728,709
American Woodmark Corp.	850,000	—	119,840	730,160	(1,514,645)	215,761	17,114,950	24,162,041
Dynamex, Inc.	598,610	213,214	—	811,824	—	—	12,640,100	13,954,901
Monarch Casino & Resort, Inc.	992,000	—	152,503	839,497	905,144	—	7,614,238	3,858,650

3. Federal Tax Information

As of July 31, 2009, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Pegasus Fund	$17,805,072	$2,640,566	$(806,216)	$1,834,350
Pegasus Mid Cap Fund	8,301,243	908,927	(370,783)	538,144
Pegasus Small Cap Fund	9,704,320	1,495,883	(176,507)	1,319,376
Pegasus Small Cap Growth Fund	5,590,427	622,443	(338,872)	283,571
Focus Fund	821,807,192	259,572,031	(83,026,141)	176,545,890
Large Cap Financial Fund	23,851,738	4,161,332	(1,578,113)	2,583,219
Small Cap Financial Fund	159,525,231	28,761,037	(14,723,567)	14,037,470
Technology Fund	7,457,464	465,534	(772,792)	(307,258)
Gas Utility Index Fund	133,423,315	67,478,309	(12,222,281)	55,256,028
Fund for Government Investors	75,649,232	—	—	—

4. Subsequent Events

Effective as of June 16, 2009, FBR Capital Markets, Inc., the parent company of FBR Fund Advisers, Inc., is deemed to have been subject to a change in control for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), due to a change in the ownership of its outstanding voting securities. The change in control of FBR Capital Markets, Inc. is also deemed to have caused a change in control of FBR Fund Advisers, Inc., the investment adviser to the Funds, for purposes of the 1940 Act. In accordance with relevant provisions of the 1940 Act, the change in control of FBR Fund Advisers, Inc. resulted in the termination of the then-effective Investment Advisory Agreements between the Funds and FBR Fund Advisers, Inc. In connection with this development, the Board of Trustees of the Funds, pursuant to Rule 15a-4 under the 1940 Act, approved Interim Investment Advisory Agreements between the Funds and FBR Fund Advisers, Inc. which remain in effect until the earlier of: (1) the expiration of a 150 day period from June 16, 2009, or (2) until such time as shareholders of the Funds have approved proposed new Investment Advisory Agreements. Accordingly, a Special Meeting of the Shareholders of the Funds has been scheduled for October 23, 2009, at which shareholders are being asked to approve new Investment Advisory Agreements between the Funds and FBR Fund Advisers, Inc. There can be no assurance that shareholders will approve the proposed new Investment Advisory Agreements.

The Funds evaluated subsequent events from July 31, 2009, the date of this NQ through September 25, 2009, the date this NQ was issued and available. There were no subsequent events to report that would have a material impact on the Funds’ NQ.

ITEM 2.  CONTROLS AND PROCEDURES

(a)  The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEM 3.  EXHIBITS

(a)  A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The FBR Funds

By (Signature and Title)*	/s/ Kimberly J. Bradshaw	9/25/2009

	Kimberly J. Bradshaw	Date
Secretary, Treasurer and Principal Financial Officer
The FBR Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David H. Ellison	9/25/2009

	David H. Ellison	Date
President and Principal Executive Officer
The FBR Funds

By (Signature and Title)*	/s/ Kimberly J. Bradshaw	9/25/2009

	Kimberly J. Bradshaw	Date
Secretary, Treasurer and Principal Financial Officer
The FBR Funds